Shareholder Report, Line Graph (Details) 191915_Pabrai Wagons ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Sep. 29, 2023	Jun. 30, 2026
Pabrai Wagons ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Pabrai Wagons ETF NAV
Accumulated Value	$ 10,867	$ 12,486	$ 10,000	$ 13,957
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	$ 14,830	$ 12,877	$ 10,000	$ 18,141